INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of deferred tax assets and liabilities

(table in thousands)	2022	2021
Net operating losses	$3,334	$1,945
Due to Officers	—	1,411
Accrued Expenses and Other	189	212
R&D Credit Carryforward	76	102
Debt related activities	—	375
Stock Compensation	178	—
R&D Capitalization	581	—
Intangibles	34	—
Total gross deferred tax assets/(liabilities)	$4,392	$4,045
Less valuation allowance	(4,392)	(4,045)
Net deferred tax assets/(liabilities)	$—	$—

Schedule of reconciliation between effective tax and tax computed by applying the U.S. federal income tax rate

(table in thousands)	2022	2021
Federal Statutory Rate	$(1,970)	$(4,641)
Permanent Differences	153	2,876
Research and Development	(76)	(102)
State Income Tax	388	196
Change in Valuation Allowance	347	1,671
Deferred True Up	1,158	—
Effect of Tax Act	—	—

Effective Tax	$—	$—